Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (140,044)	$ (60,489)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation, Depletion and Amortization	48,712	59,096
Amortization of operating lease assets	7,027	6,897
(Recovery) provision for doubtful accounts for expected credit losses	(1,165)	1,730
Provision for Other Credit Losses	163	0
Share-based compensation expense	11,233	14,164
(Gain) loss on changes in fair value of deferred consideration	(1,105)	780
Increase (Decrease) in Intangible Assets, Current	(4,000)	0
Loss on debt extinguishment1	(1,542)	65,648
Loss on inventory write-offs and provision	1,905	968
Change in deferred taxes	(3,704)	206
Accretion of discount and deferred financing costs on debt arrangements	4,059	4,855
Loss on debt extinguishment	16,363	1,002
Foreign currency loss (gain)	617	(1,039)
Loss on disposals of property and equipment	2,370	683
Gain (Loss) on Disposition of Business	(209)	0
Impairment loss	105,101	2,320
Proceeds of contingent consideration in excess of costs over estimated earnings	0	598
Other noncash adjustments	(115)	96
Changes in operating assets and liabilities:
Accounts receivable	12,036	(1,731)
Inventory	(18,005)	18,556
Prepaid expenses and other assets	(7,783)	2,486
Accounts payable and accrued liabilities	8,618	(16,917)
Operating lease liabilities	(9,457)	(7,902)
Income taxes payable	41,397	40,473
NET CASH PROVIDED BY OPERATING ACTIVITIES	72,890	132,480
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(35,138)	(19,492)
Purchase of intangibles	(3,043)	(3,994)
Proceeds from tenant improvement allowances	501	1,055
Payment of acquisition consideration, net of cash acquired	(1,750)	(3,230)
Proceeds from divestiture, net of cash transferred	350	0
Proceeds from disposals of property and equipment	676	432
Merger and acquisition consideration	(3,513)	0
Receipts from loans and advances	1,213	0
NET CASH USED IN INVESTING ACTIVITIES	(40,704)	(25,229)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of stock options	11	9
Proceeds from the issuance of long-term debt	312,000	0
Payment of debt issuance costs	(14,368)	0
Payment for Debt Extinguishment or Debt Prepayment Cost	(7,000)	0
Repayment of debt	(360,000)	(40,000)
Proceeds of acquisition-related contingent consideration	0	705
Payment for equity transfer	0	(200)
Tax distribution payments in accordance with the tax receivable agreement	(4,251)	0
Tax distributions to non-controlling interest redeemable unit holders and other members	(959)	(22,077)
Excess cash distributions to non-controlling interest redeemable unit holders and other members	(2,533)	(5,155)
Principal payment of property, plant, and equipment vendor financing	(251)	(976)
Principal payments on finance lease obligations	(4,737)	(3,784)
NET CASH USED IN FINANCING ACTIVITIES	(82,088)	(71,478)
Effect of exchange rate changes on cash and cash equivalents	(17)	(39)
Net (decrease) increase in cash and cash equivalents	(49,919)	35,734
Cash and cash equivalents and restricted cash, beginning of period	144,254	108,520
Cash and Cash Equivalent	57,902	137,564
Restricted cash	33,184	3,439
Restricted cash included in other non-current assets, end of period	3,251	3,251
Cash and cash equivalents and restricted cash, end of period	94,335	144,254
CASH PAID DURING THE PERIOD FOR:
Income tax, net	6,960	9,195
Interest	51,341	55,196
NON-CASH INVESTING AND FINANCING TRANSACTIONS:
Issuance of shares under business combinations and acquisitions	0	2,850
Deferred and contingent consideration for acquisitions	750	0
Non-controlling interests redeemed for equity	6,859	4,230
Increase to net lease liability	3,934	680
Liability incurred to purchase property, equipment and intangibles	921	1,218
Liability of property, plant and equipment purchased through vendor financing	97	490
Purchase of inventory through inventory	0	39
Overpaid declared distributions to non-controlling interest redeemable unit holders	(11,303)	(17,401)
Receivable related to financing lease transactions	0	612
Noncash or Part Noncash Acquisition, Other Liabilities Assumed	1,250	0
Liability incurred in accordance with tax receivable agreement	77,840	83,482
Noncash or Part Noncash Divestiture, Amount of Consideration Received	1,851	0
Gain (Loss) on Disposition of Business	$ (209)	$ 0